Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) (Financial instruments hedging foreign exchange risk, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss) reclassified to earnings	¥ (1,144)	¥ 0